Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Insurers Member	Dec. 31, 2015 GBP (£)	Dec. 31, 2016 GBP (£)	Jan. 01, 2015 GBP (£)
Disclosure of defined benefit plans [line items]
Liability of reference scheme test	£ 32		£ 181
Gross assets of defined contribution section	£ 442
Expected rate of increase in salaries	3.70%
Percentage of long-term rate improvement on CMI model	1.50%
Net pension asset/(liability)	£ 519		£ 111
UK [member]
Disclosure of defined benefit plans [line items]
Difference in discount rate under new methodology	0.10%
Weighted average duration of defined benefit obligation	16 years 10 months 25 days
United States [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	8 years 1 month 6 days
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	2.20%
Expected rate of increase in salaries [member]
Disclosure of defined benefit plans [line items]
Percentage of short-term assumption	2.00%
Short-term assumption period	3 years
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member	24,000
Inflation rate	3.20%	3.10%	3.30%
Expected rate of increase in salaries	3.70%	3.60%	3.80%
Net pension asset/(liability)	£ 545		£ 158	£ 27
Allocated percentage of fund to matching assets	85.00%
Allocated percentage of fund to return seeking assets	15.00%
Expected contributions in 2018	£ 6
UK Group plan [member] | FT Group [member] | Penguin Random House [member]
Disclosure of defined benefit plans [line items]
Pension special contributions	£ 202
UK Group plan [member] | RPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	3.20%
Sub-total [member]
Disclosure of defined benefit plans [line items]
Operating expense, discontinued operation		£ 5
Defined contribution [member]
Disclosure of defined benefit plans [line items]
Operating expense, discontinued operation		£ 8
Aviva and Legal And General [member] | Buy-in Policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Insurance expense	£ 1,200
Number of insurers | Insurers	2